Note 9 - Other Disclosures (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note 9 - Other disclosures
Disclosure of employee participation in share-based payment arrangements [text block]

	Cash-settled	Equity-settled
	program	program
Staff members	1	85
Managers	—	3
	1	88

Disclosure of share options granted [text block]

December 31, 2021
Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	1,898
Increase in equity (kEUR)	1,898

December 31, 2020
Number of options granted	1,805,100
Weighted average fair value at grant date (EUR)	19.26
Expense of the period (kEUR)	32,160
Increase in equity (kEUR)	32,160

Disclosure of number and weighted average exercise prices of share options [text block]

2022	Share options
January 1, 2022	0
Planned to be granted	506,379
Forfeited	0
June 30, 2022	506,379

2021
January 1, 2021	1,805,100
Granted	—
Forfeited	—
December 31, 2021	1,805,100

2020
January 1, 2020	—
Granted	1,805,100
Forfeited	—
December 31, 2020	1,805,100

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]

	2021	2022
Input parameter	tranche	tranche
Share price (EUR	2.83	2.83
Exercise price (EUR)	0.06	0.06
Risk-free interest rate	-0.44%	0.39%
Expected volatility	80.5%	67.8%
Option life (years)	0.25	1.25
Expected dividends (EUR)	0.00	0.00

Input factor
Weighted average share price (EUR)	22.01
Exercise price (EUR)	0.06
Expected volatility	75%
Option life (yrs.)	1.29
Expected dividends (EUR)	0.00
Risk-free interest rate	(0.73)%
Lack of marketability discount	14.39%

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period [text block]

June 30, 2022
Number of RSU share options	168,337
Weighted average fair value at measurement date (EUR)	6,82
Expense of the period (kEUR)	490
Increase in equity (kEUR)	490

December 31, 2021
Number of options granted	86,411
Weighted average fair value at measurement date (EUR)	14.74
Expense of the period (kEUR)	83
Increase in equity (kEUR)	83

Disclosure of number and weighted average exercise prices of other equity instruments [text block]

2021
January 1, 2021	—
Granted	86,411
Forfeited	—
December 31, 2021	86,411

Earnings per share [text block]

	2021	2020	2019
	EUR	EUR	EUR
From continuing operations attributable to the ordinary equity holders of the company	(1.07)	(0.97)	(0.18)
	(1.07)	(0.97)	(0.18)

Disclosure of related party [text block]

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
	kEUR	kEUR
Short-term employee benefits	575	370
Share-based payments	929	1,165
Total compensation	1,504	1,535

	2021	2020	2019
	kEUR	kEUR	kEUR
Short-term employee benefits	1,317	558	589
Share-based payments*	1,898	5,829	—
Total compensation	3,215	6,387	589
*	thereof kEUR 2,577 for key management personnel leaving in 2019

Disclosure of transactions between related parties [text block]

	June 30, 2022	December 31, 2021
	kEUR	kEUR
Loans from key management personnel (subordinated crowdfunding loan II)	2	2
Loans from other related parties	—	—
	2	2
Advance payments received from key management personnel*	47	47
Total	49	49
*	for which 10 Sono points have been granted

	2021	2020	2019
	kEUR	kEUR	kEUR
Loans from key management personnel (subordinated crowdfunding loan II)	2	2	—
Loans from other related parties	—	199	191
	2	201	191
Advance payments received from key management personnel*	47	52	—
Total	49	253	191
*	for which 9 Sono points have been granted

Disclosure of reconciliation of liabilities arising from financing activities [text block]

	Jan. 1,	Cash	Non-cash changes			Dec. 31,
	2021	flows	EIR method	Additions	Other	2021
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR

Financial liabilities*
Loans and participation rights	12,765	(2,187)	30	—	(6,859)	3,749
Lease liabilities	1,958	(378)	—	1,496	—	3,076
	14,723	(2,565)	30	1,496	(6,859)	6,825
*	including current and noncurrent financial liabilities

			Non-cash changes
	Jan. 1,	Cash	EIR			Dec. 31,
	2020	flows	method	Additions	Other	2020
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Financial liabilities*
Loans and participation rights	6,250	8,330	482	(650)	(1,648)	12,765
Lease liabilities	2,228	(282)	—	12	—	1,958
	8,478	8,049	482	(638)	(1,648)	14,723
*	including current and noncurrent financial liabilities

			Non-cash changes
	Jan. 1,	Cash	EIR			Dec. 31,
	2019	flows	method	Additions	Other	2019
	kEUR	kEUR	kEUR	kEUR	kEUR	kEUR
Financial liabilities*
Loans and participation rights	2,067	3,710	192	—	281	6,250
Lease liabilities	—	(92)	—	2,320	—	2,228
	2,067	3,618	192	2,320	281	8,478